Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 10: Leases
Our operating leases primarily consist of real estate leases for office space and do not have any non-lease
components. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.
The Seattle, Washington lease originated in July 2012 and consists of 49,375 square feet. In September 2018, the only option to extend, which was effective October 1, 2019, was exercised to extend the term for 61 months. The extended lease will expire in October 2024.
The
Gangnam-gu,
Seoul, Korea office space is subleased from our parent, DUG and consists of 31,636 square feet. The subleases originated in February 2019 and were amended in October 2020 to reflect an overall increase to DUG (sublessor). The subleases will expire in September 2023.
Supplemental balance sheet and cash flow information related to operating leases is as follows:

	December 31, 2021	December 31, 2020
Operating lease right-of-use asset	$7,764	$10,864
Accrued rent	934	877

Total operating lease right-of-use asset, net	$6,830	$9,987
Short-term operating lease liabilities	3,076	3,033
Long-term operating lease liabilities	4,688	7,831

Total operating lease liabilities	$7,764	$10,864
Cash paid for amounts included in the measurement of operating lease liabilities	$3.3 million	$3.2 million

Maturities of lease liabilities are as follows (in thousands):

As of December 31, 2021	Seattle Lease	Seoul Lease (Related Party)
2022	1,987	1,353
2023	2,037	1,167
2024	1,732	—
2025	—	—
Thereafter	—	—
Less: Imputed Interest	(379)	(133)

Total	$5,377	$2,387

Operating lease costs were $3.3 million
,
$3.2
million and $3.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.